CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Foreign Exchange Sensitivity Analysis (Details) - Foreign exchange risk - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent increase/decrease in currencies that would impact operating profit		5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	DKK 1,900	DKK 2,100
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	325	320
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	170	200
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	90	90
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	DKK 80	80
5% increase in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income		(1,994)	DKK (2,477)
Income statement		210	94
Total		(1,784)	(2,383)
5% decrease in all other currencies against DKK and EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income		2,098	2,478
Income statement		(255)	(89)
Total		DKK 1,843	DKK 2,389